N-4	Apr. 28, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TFLIC POOLED ACCOUNT NO. 44
Entity Central Index Key	0001476842
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

	FEES AND EXPENSES			Location in Prospectus
Are there Charges for Early Withdrawal?	There are no withdrawal fees, surrender fees, or redemption fees under the Contract.			N/A
Are there Transaction Charges?	There are no transaction charges under the Contract.			N/A
Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose.  Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annuity Contract Fee Table and Expense Examples Appendix- Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.45%	1.95%
	Portfolio Company (fund fees and expenses) (3)	0.08%	0.54%
	Optional Benefit Expenses	None
(1) As a percentage of average Account Value.
(2) Assessed annually.
(3) As a percentage of Portfolio Company assets.
This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that your Account Value is allocated is determined by your birth date.  However, we have presented the following table to show you the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,557	Highest Annual Cost: $2,521
Assumes: Investment of $100,000 5% annual appreciation Least expensive Portfolio Company fees and expenses No optional benefits No sales charges No additional Contributions, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio Company fees and expenses
  No optional benefits
  No sales charges
  No additional Contributions, transfers, or withdrawals

Charges for Early Withdrawals [Text Block]	There are no withdrawal fees, surrender fees, or redemption fees under the Contract.
Transaction Charges [Text Block]	There are no transaction charges under the Contract.
Ongoing Fees and Expenses [Table Text Block]	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annuity Contract Fee Table and Expense Examples

Appendix- Investment Options Available Under the Contract
Annual Fee
Minimum
Maximum
Base Contract(1)
1.45%
1.95%
Portfolio Company (fund fees and expenses) (3)
0.08%
0.54%
Optional Benefit Expenses
None
(1) As a percentage of average Account Value.
(2) Assessed annually.
(3) As a percentage of Portfolio Company assets.
This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that your Account Value is allocated is determined by your birth date.  However, we have presented the following table to show you the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost:
$1,557
Highest Annual Cost:
$2,521
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio Company fees and expenses
  No optional benefits
  No sales charges
  No additional Contributions, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio Company fees and expenses
  No optional benefits
  No sales charges
  No additional Contributions, transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.45%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.95%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.08%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.54%	[2]
Optional Benefits Minimum [Percent]	0.00%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average Account Value.
Investment Options Footnotes [Text Block]	As a percentage of Portfolio Company assets.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost:
$1,557
Highest Annual Cost:
$2,521
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio Company fees and expenses
  No optional benefits
  No sales charges
  No additional Contributions, transfers, or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio Company fees and expenses
  No optional benefits
  No sales charges
  No additional Contributions, transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,557
Highest Annual Cost [Dollars]	$ 2,521
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss From Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts.
The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.

Principal Risks Of Investing In The Contract Tax Information
What are the Risks Associated with Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that you will be invested before making an investment decision.
Appendix-Investment Options Available Under The Contract
Are there Risks Related to the Insurance Company?
Yes. An investment in the Contract is subject to the risks related to theompany. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about the Company, including our financial strength ratings, is available by visiting www.trsretire.com or calling toll-free (866) 287-8388.
	Principal Risks Of Investing In The Contract
Investment Restrictions [Text Block]	Yes. You will be assigned to a Variable Investment Option and will not be permitted to transfer your Account Value between Variable Investment Options available under the Contract. We reserve the right to remove or substitute the Portfolio Companies/Investment Options that are available as Investment Options under the Contract.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchased the Contract through a tax-qualified Plan or individual retirement Account (IRA), you do not get any additional tax deferral. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract.  Please refer to the Contract specifications page for information about the specific fees you will pay each year.
Transaction Expenses
	Maximum	Current
Annual Contract Fee(1)	$ 50	$ 0
Separate Account Annual Expenses (as a percentage of average Account Value)
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge(2)	1.40%	0.90%
Total Separate Account Annual Expenses	1.95%	1.45%

(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
(2) The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.
Annual Portfolio Company/Investment Option Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses may be found under Appendix: Investment Options Available Under the Contract.
	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses.	0.08%	0.54%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.	0.08%	0.54%

Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259

Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

Transaction Expenses [Table Text Block]
Transaction Expenses
	Maximum	Current
Annual Contract Fee(1)	$ 50	$ 0
Separate Account Annual Expenses (as a percentage of average Account Value)
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge(2)	1.40%	0.90%
Total Separate Account Annual Expenses	1.95%	1.45%
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
(2) The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.

Administrative Expense, Maximum [Dollars]	$ 50	[3]
Administrative Expense, Current [Dollars]	$ 0	[3]
Other Annual Expense, Footnotes [Text Block]
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.

Annual Portfolio Company Expenses [Table Text Block]
Annual Portfolio Company/Investment Option Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses may be found under Appendix: Investment Options Available Under the Contract.
	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses.	0.08%	0.54%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b-1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.	0.08%	0.54%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b-1 fees, Fund Facilitation Fee if applicable and other expenses.
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.08%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.54%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.08%
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	0.54%
Surrender Example [Table Text Block]
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259
Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,521
Surrender Expense, 1 Year, Minimum [Dollars]	1,557
Surrender Expense, 3 Years, Maximum [Dollars]	7,755
Surrender Expense, 3 Years, Minimum [Dollars]	4,834
Surrender Expense, 5 Years, Maximum [Dollars]	13,255
Surrender Expense, 5 Years, Minimum [Dollars]	8,342
Surrender Expense, 10 Years, Maximum [Dollars]	28,259
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,235
Annuitize Example [Table Text Block]
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259
Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,521
Annuitized Expense, 1 Year, Minimum [Dollars]	1,557
Annuitized Expense, 3 Years, Maximum [Dollars]	7,755
Annuitized Expense, 3 Years, Minimum [Dollars]	4,834
Annuitized Expense, 5 Years, Maximum [Dollars]	13,255
Annuitized Expense, 5 Years, Minimum [Dollars]	8,342
Annuitized Expense, 10 Years, Maximum [Dollars]	28,259
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,235
No Surrender Example [Table Text Block]
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,521	$7,755	$13,255	$28,259
Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,521
No Surrender Expense, 1 Year, Minimum [Dollars]	1,557
No Surrender Expense, 3 Years, Maximum [Dollars]	7,755
No Surrender Expense, 3 Years, Minimum [Dollars]	4,834
No Surrender Expense, 5 Years, Maximum [Dollars]	13,255
No Surrender Expense, 5 Years, Minimum [Dollars]	8,342
No Surrender Expense, 10 Years, Maximum [Dollars]	28,259
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,235
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

General Risks
Risk of Loss. You can lose money by purchasing this Contract, including loss of your original investment. The Contract is not a deposit or obligation or, or guaranteed or endorsed by any bank. It is not federally insured  by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.
Risk as Short-Term Investment Vehicle. The Contract is not intended to serve as a short-term investment vehicle and appropriate if you are seeking retirement income or you want to meet other long-term objectives. You should discuss with your financial professional whether the Contract is appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information.
Retirement Plan Risk. If you are a participant in a Plan, your Plan, as the Contractholder, may exercise certain rights under the Contract that may affect you, including termination of the Contract or termination of the Plan. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Contract, including the receipt of the Guaranteed Income Amount.
Risks of Fee and Expense Increases. You should consider the Contract’s investment and income benefits as well as its costs. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment and Asset Allocation Risks. Because your Account Value will be invested in a single Variable Account Option, you are assuming investment risk, which means that you bear the risk of poor performance of the Variable Investment Option that you are invested in.  The risk of loss varies with each Underlying Fund. This risk could have a negative impact on the Guaranteed Income Amount available under the Contract. The Underlying Fund for each Variable Investment Option is a target date fund that allocates its assets among other mutual funds and that becomes more conservative as it nears the target retirement date.  As result, each Underlying Fund is subject to asset allocation risk, which is the chance that the selection of underlying mutual funds by an Underlying Fund, and the allocation of assets to them, will cause the Underlying Fund to underperform other funds with a similar investment objective.

Withdrawal Risk. You should carefully consider the potential negative impacts of withdrawals from the Contract.  In addition to the potential tax consequences of early withdrawals, which are discussed below, the amount of future income you may receive under the Guaranteed Lifetime Withdrawal Benefit will be reduced when you take a withdrawal prior to the Lock-In Date or if you take withdrawals in excess of the Guaranteed Income Amount for a given year.  A total withdrawal (surrender) will result in the termination of your Contract.
Investment Restrictions. Because the Contract includes the Guaranteed Lifetime Withdrawal Benefit, you are restricted from selecting a Variable Investment Option.  Instead, your Account Value will be invested in a Variable Investment Option that is based on your birth year, and you will not be able to transfer Account Value to any other Variable Investment Options available under the Contract.  This restriction is intended to protect us financially, in that it reduces the likelihood that we will have to pay guaranteed benefits from our own assets. This restriction could result in an opportunity cost–in the form of Underlying Funds that you did not invest in that ultimately generated superior investment performance. Thus, you should consider the Underlying Fund restriction when deciding whether to purchase the Contract.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.
Insurance Company Risk. Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look at our strength with regard to such guarantees. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. It is important to know that if you are purchasing the Contract with assets in a qualified Plan or IRA, those assets are already tax-deferred and that tax deferral feature of the Contract does not provide an additional benefit to that already offered by your Plan or IRA.
Cybersecurity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Business Continuity Risks
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity Plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the standard benefits available under the Contract. There are no optional benefits available under the Contract.
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.	1.95%
  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
  Benefit may be activated as early as age 55.
  Benefit terminates upon annuitization.
  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Death Benefit	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.	No Charge	Only payable if the Participant dies before the Annuity Purchase Date,
Guaranteed Lifetime Withdrawal Benefit
The SecurePath for Life product guarantees a Participant’s ability to receive a designated amount (called the “Guaranteed Income Amount”) from the SecurePath for Life Product during each Annual Period for life, first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount is the maximum amount that can be withdrawn annually without affecting future Guaranteed Income Amounts and is calculated by reference to a percentage of a value, called the Income Base. The Income Base is equal to the initial Contribution to the Variable Investment Option, and is thereafter increased by subsequent Contributions and reduced for certain withdrawals that are considered to be Excess Withdrawals. On the Annual Step-Up, if the Participant’s Account Value exceeds the current Income Base, then the Income Base will be increased to the Participant’s Account Value.
The SecurePath for Life Product is designed to provide an annual income amount for life and may be appropriate for investors who intend to make periodic withdrawals from their Account, and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income.

Please note:
A Participant cannot carryover any portion of his/her Guaranteed Income Amount that is not withdrawn during an Annual Period for withdrawal in a future Annual Period. This means that if a Participant does not take the full Guaranteed Income Amount during an Annual Period, then that Participant cannot take more than the Guaranteed Income Amount in the next Annual Period without affecting the Income Base used to calculate the Guaranteed Income Amount.
A Participant’s investment in the SecurePath for Life Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option. See “Annuity Options- (The Income Phase).”
Income Base. The Income Base is used to calculate the Guaranteed Income Amount that a Participant will be entitled to receive. The Income Base is not a cash value, a surrender value, or a Death Benefit. It is not available for withdrawal, is not a minimum return for a Variable Investment Option, and is not a guarantee of Account Value.
When a Participant contributes to a Variable Investment Option, the initial Income Base is equal to the Account Value. The Income Base is subsequently increased by each Contribution made to the SecurePath for Life Product, including new Contributions and transfers made from other investment options available in the Participant’s retirement Account. The Income Base is subsequently reduced due to a Participant’s withdrawal from the SecurePath for Life Product to the extent it is an Excess Withdrawal (see Withdrawals below). Transfers out of the SecurePath for Life Product to other investment options offered in a retirement Plan or IRA constitute withdrawals for the purposes of this determination.
Each Excess Withdrawal reduces the Income Base by the amount of the “Income Base Adjustment.” The Income Base Adjustment equals the greater of (a) the amount of the Excess Withdrawal, or (b) the amount of the Excess Withdrawal multiplied by the ratio of the Income Base (before the Excess Withdrawal) to the Account Value (before the Account Value is reduced by the amount of the Excess Withdrawal). The Income Base Adjustment may reduce the Income Base by more than the dollar amount of the Excess Withdrawal; in particular, the Income Base Adjustment will be greater than the Excess Withdrawal if the Participant’s Account Value is  less than the Income Base. A Participant with an Income Base significantly higher than the Participant’s Account Value should consider that there will be a significant reduction to the value of the guaranteed lifetime withdrawal benefit as a result of an Excess Withdrawal. An Excess Withdrawal that reduces a Participant’s Income Base to zero terminates the guaranteed lifetime withdrawal benefit.
If the Account Value is greater than the current Income Base on the Participant’s birthday (or the next Business Day after the Participant’s birthday, if not a Business Day), then the Participant’s Income Base will be re-set to equal the Account Value on that date. The date of this annual adjustment to the Income Base is referred to as the “Annual Step-Up.”
To see several examples of how the Income Base is calculated, see Example 1 in the section titled Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.
Timing of Income Base Updates.  Transactions effecting a change in a Participant’s Income Base will be reflected in the Income Base calculation generally within 48 hours. Participants seeking to establish a Lock-In Date are advised to confirm the applicable Income Base and Guaranteed Income Amount with the Company, if they have made a Contribution or withdrawal within the past 48 hours. Participants that make Contributions or withdrawals within 48 hours of a scheduled withdrawal of the Guaranteed Income Amount may not see any applicable increase or decrease in the Guaranteed Income Amount reflected until the next scheduled Guaranteed Income Amount withdrawal.
Guaranteed Income Rate Table  The Company may maintain one or more Guaranteed Income Rate Tables, each of which sets forth a series of percentage rates called the Guaranteed Income Rates. The Guaranteed Income Rates vary depending on the Participant’s Benefit Age and whether the Participant has elected single life or joint coverage. Each Contribution that a Participant makes will be attached to a Guaranteed Income Rate Table at the time of the Contribution.
The Guaranteed Income Rate Table currently in effect as of the date of this prospectus is set forth below. The Company reserves the right to establish one or more new Guaranteed Income Rate Tables, under which the Guaranteed Income Rates could be increased or reduced, depending upon changes in the interest rate environment and overall market conditions. The Company will provide at least 30 days’ prior written notice of any change to the Guaranteed Income Rate Table. Any change to the Guaranteed Income Rate Table will not be applied to existing Contributions, and will only affect future Incremental Contributions to the Contract (as further described below).

Age at Lock-In Date	Single Life	Joint Coverage(1)(2)	Age at Lock-In Date	Single Life	Joint Coverage(1)(2)
< 50	N/A	N/A	65	4.50%	4.00%
50-54	N/A	3.00%	66	4.60%	4.10%
55	3.50%	3.00%	67	4.70%	4.20%
56	3.60%	3.10%	68	4.80%	4.30%
57	3.70%	3.20%	69	4.90%	4.40%
58	3.80%	3.30%	70	5.00%	4.50%
59	3.90%	3.40%	70	5.10%	4.60%
60	4.00%	3.50%	72	5.20%	4.70%
61	4.10%	3.60%	73	5.30%	4.80%
62	4.20%	3.70%	74	5.40%	4.90%
63	4.30%	3.80%	75	5.50%	5.00%
64	4.40%	3.90%

(1) Based upon the age of the Younger Spouse
(2) A Participant must attain age 55 to elect a Lock-In Date, and a spouse must attain age 50 for a participant to elect a Lock-In Date under Joint Coverage.

For any Contribution after the Company has established more than one Guaranteed Income Rate Table, the Guaranteed Income Rate Table that applies to the Contribution will depend on whether it is an “Incremental Contribution”, which is that portion of a Contribution that exceeds all Outstanding Excess Withdrawals at the  time of Contribution. Outstanding Excess Withdrawals are equal to the total amount of outstanding Excess Withdrawals that have not been “paid back” by a subsequent Contribution. For avoidance of doubt, a Participant’s initial Contribution to the SecurePath for Life Product is an Incremental Contribution.
An Incremental Contribution will be attached to the Guaranteed Income Rate Table in effect at the time of the Incremental Contribution. A Contribution (or any portion of that Contribution) that is not an Incremental Contribution will be attached to the Blended Guaranteed Income Rate calculated as of the Participant’s last Incremental Contribution.
Blended Guaranteed Income Rate. A Participant’s Blended Guaranteed Income Rate will initially be determined when the Participant chooses to lock-in the guaranteed lifetime withdrawal benefit on the Lock-In Date, and is calculated based upon the weighted average of the Guaranteed Income Rates applicable to each Incremental Contribution made to the Contract (which Guaranteed Income Rates will be different if the Participant has contributed under different Guaranteed Income Rate Tables). The Guaranteed Income Rate applicable to an Incremental Contribution depends on the applicable Guaranteed Income Rate Table at the time the Incremental Contribution was made, the Participant’s Benefit Age on the Lock-In Date (or at the time of the Incremental Contribution if it is made after the Lock-In Date), and whether the Participant has elected single life or joint coverage. The calculation of the Blended Guaranteed Income Rate is designed to prevent Participants from making Excess Withdrawals solely to re-deposit as a Contribution at a higher Guaranteed Income Rate. Because of this feature, Participants should note that a Contribution may be attached to a Guaranteed Income Rate different than that in the currently effective Guaranteed Income Rate Table if the Participant has made previous Excess Withdrawals.

The Blended Guaranteed Income Rate will be calculated pursuant to the following formula:
(A+B+C…)	divided by the Sum of All Incremental Contributions (after giving effect to the new Incremental Contributions), where

A =	Sum of Incremental Contributions under Guaranteed Income Rate Table 1 multiplied by the applicable Guaranteed Income Rate under Table 1
B =	Sum of Incremental Contributions under Guaranteed Income Rate Table 2 multiplied by the applicable Guaranteed Income Rate under Table 2
C =	Sum of Incremental Contributions under Guaranteed Income Rate Table 3 multiplied by the applicable Guaranteed Income Rate under Table 3

The Blended Guaranteed Income Rate is calculated based upon the Guaranteed Income Rate Table attached to each Incremental Contribution; increases in the Income Base due to the Annual Step-Up are not considered Contributions and are not considered in calculating the Blended Guaranteed Income Rate.
To see several examples of how the Blended Guaranteed Income Rate is calculated, see Example 2 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
If the Participant does not have any Outstanding Excess Withdrawals, then the Guaranteed Income Rate applied to Contributions made after the Lock-In Date is based on the Participant’s Benefit Age at the time of the additional Incremental Contribution and the Guaranteed Income Rate Table then in effect. See Contributions After the Lock-In Date for further information regarding the calculation of the Blended Guaranteed Income Rate if Contributions are made after the Lock-In Date.
Lock-In of Guaranteed Income Amount  The Guaranteed Income Amount will initially be determined on the Lock-In Date, based on the Blended Guaranteed Income Rate multiplied by the Income Base. The Guaranteed Income Amount must equal at least $250. The Guaranteed Income Amount will subsequently be recalculated based on any change in the Income Base or the Blended Guaranteed Income Rate due to Contributions, Excess Withdrawals or the Annual Step-Up.
The Guaranteed Income Amount is the amount that the Company guarantees that a Participant will receive annually for life after the Lock-In Date, first as withdrawals from the Account Value and, if necessary, as payments from the Company. A Participant can receive a payment equal to the Guaranteed Income Amount during each Annual Period, even if market performance and/or previous withdrawals consisting solely of the annual Guaranteed Income Amount have reduced that Participant’s Account Value to $0. Before the Lock-In Date, the Guaranteed Income Amount is zero.
A Participant must be at least age 55 and, if applicable, must be entitled to make withdrawals under the terms of any applicable Plan to elect a Lock-In Date. A spouse must also attain age 50 for a Participant to elect a Lock-In Date and establish joint coverage. Typically, a Plan Participant must have retired or terminated employment to begin taking withdrawals of the Guaranteed Income Amount after the Lock-In Date. For some Plans, a Plan Participant may elect to take so-called “in-service” withdrawals from the Plan while continuing to be employed, provided that the Participant is at least age 59 ½. A Participant seeking to establish a Lock-In Date and take in-service withdrawals of the Guaranteed Income Amount must be fully vested in his or her Account Value in the SecurePath for Life Product under the terms of the applicable Plan. Once elected, a lock-In Date cannot be changed.
At the Lock-In Date, the Participant must make the following elections: (i) to establish joint or single life coverage; and (ii) to establish the automated payment schedule for withdrawals of the Guaranteed Income Amount (monthly, quarterly, or annually). If the Participant’s Plan is subject to spousal consent rules, the Participant must obtain a notarized spousal consent to the withdrawals of the Guaranteed Income Amount, in accordance with the provisions of the Plan. The foregoing elections and consents must be made in writing on the applicable Lock-In form provided by the SecurePath for Life Service Center.
Contributions After the Lock-In Date . After the Lock-In Date, a Participant may make additional Contributions to the Account, subject to a minimum Contribution of $5,000 under a Plan or $2,000 for an IRA. Additional Contributions will be applied to increase the Guaranteed Income Amount. The new Guaranteed Income Amount will be equal to the Income Base (after giving effect to the additional Contribution) multiplied by the then-effective Blended Guaranteed Income Rate. A Contribution after the Lock-In Date may change the Blended Guaranteed Income Rate. The portion of  the new Contribution that is an incremental Contribution (meaning that portion which is greater than Outstanding Excess Withdrawals) will be: (i) attached to the Guaranteed Income Rate Table then in effect; and (ii) will  receive the Guaranteed Income Rate from that table that would apply based upon the Participant’s Benefit Age at the time of the Incremental Contribution. If the Participant makes an Incremental Contribution after the Lock-In Date after attaining a higher Benefit Age, the Participant will receive the benefit of the higher Guaranteed   Income Rate applicable to that Benefit Age under the then-effective Guaranteed Income Rate Table.
To see several examples of the impact of Contributions made after the Lock-In Date, see Example 3 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
Election of Joint Coverage.  On the Lock-In Date, a Participant must make an election to establish joint or single life coverage. Joint coverage provides a Participant and the Participant’s spouse with the Guaranteed Income Amount annually, until the later of the death of the Participant or the Participant’s spouse. A Participant may elect joint coverage provided that he or she has attained the minimum age of 55 years old, and the Participant’s spouse is at least 50 years old, on the Lock-In Date. There is no additional charge for joint coverage, but a lower Guaranteed Income Rate will apply if a Participant elects joint coverage. In addition, the Guaranteed Income Rate will be based on the Participant’s Benefit Age, which is the age of the younger of the Participant or the Participant’s spouse if joint coverage applies.
Example:

Your age:	67
Your spouse’s age:	56
Benefit Age:	56
Income Base as of Lock-In Date:	100,000
Guaranteed Income Rate* (from Table above):	3.10%
Guaranteed Income Amount:	$3,100

*  Example assumes no changes to the Guaranteed Income Rate Table during the times of Contributions.

Joint coverage can only apply to the person a Participant is legally married to, including a same-gender spouse, on the Lock-In Date. Additionally, joint coverage can only apply in a retirement Account if the spouse has also been designated as the Beneficiary of the Plan or IRA Account. The Company must receive proof of marriage and proof of the spouse’s age in order to establish joint coverage. However, for Plan Participants, the Plan rules control whether an individual is recognized as a spouse and is therefore eligible for the joint benefit.
The election to establish joint coverage is irrevocable after the Lock-In Date, and a Participant may not add or remove joint coverage after the Lock-In Date. Joint coverage will not apply to a new spouse that a Participant marries after the Lock-In Date, following divorce or the death of a spouse. If a Participant divorces the designated spouse, the Account Value and the applicable Income Base will be allocated between the Participant and the designated spouse as directed by court decree or other valid legal order.
If a Participant has maintained an investment in the SecurePath for Life Product, and dies before establishing a Lock-In Date, the assets in the Account will be held in the name of the surviving Beneficiary that has been directed. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s Plan or IRA. If the surviving spouse maintains an investment in the Contract, the Participant’s Birthday will continue to be used to determine Annual Step-Ups. The surviving spouse will be entitled to elect a Lock-In Date after attaining the age of 55. At the Lock-In Date, the Guaranteed Income Rate will be determined based upon the surviving spouse’s age, using the joint coverage rate provided in the applicable Guaranteed Income Rate Table(s). If permitted by the terms of the Plan or IRA, the surviving spouse may also elect to take a complete withdrawal of the Account Value, and re-establish an Account under the SecurePath for Life Product in the surviving spouse’s own name. A surviving Beneficiary other than a spouse will only be entitled to receive the Account Value upon distribution of the retirement Account.
Withdrawals. A Participant may withdraw amounts from the Account at any time subject to the terms of the retirement Plan arrangement (See “Tax Information”). However, as described above, withdrawals made before the Lock-In Date will reduce the Income Base and will be treated as Excess Withdrawals.
In addition, once a Participant has established the Lock-In Date and is entitled to receive the Guaranteed Income Amount annually, withdrawals in excess of the Guaranteed Income Amount during an Annual Period will be Excess Withdrawals (subject to the exception for certain required minimum distributions described under “Required Minimum Distributions”) and will also reduce the Income Base and therefore the Guaranteed Income Amount for future years. For purposes of withdrawing the Guaranteed Income Amount, the applicable Annual Period will commence on the Participant’s birthday and end on the last Business Day preceding the Participant’s next birthday. If a Participant takes an Excess Withdrawal during an Annual Period, the Guaranteed Income Amount will be reduced to an amount equal to the Blended Guaranteed Income Rate multiplied by the Income Base, after giving effect to the Income Base Adjustment caused by the Excess Withdrawal.

An Excess Withdrawal that has the effect of reducing a Participant’s Income Base to zero will terminate the guaranteed lifetime withdrawal benefit.
An example relating to the withdrawal of the Guaranteed Income Amount is provided below. The example assumes that all Contributions are made under the currently effective Guaranteed Income Rate Table.
To see an example of the impact of taking a Withdrawal after the Lock-In Date, see Example 4 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
A withdrawal of the Guaranteed Income Amount may consist of (a) an actual withdrawal of funds out of the Plan or IRA, (b) a transfer of funds out of the SecurePath for Life Product into another investment option available within the Plan or IRA, or (c) a forfeiture of an unvested employer Contribution directed to the SecurePath for Life Product. A Participant withdrawing funds from a Plan or IRA may be required to provide directions relating to the applicable investment options from which the withdrawal must be taken. In the absence of specific directions, the Plan or IRA administrator will withdraw assets from the funds available within the Plan or IRA in accordance with an established withdrawal sequence, which may withdraw amounts from the SecurePath for Life Product.
Required Minimum Distributions.  Required Minimum Distributions (“RMDs”) are minimum amounts that a retirement Account owner must withdraw annually, generally starting upon attaining their Required Beginning Date. In certain circumstances, a Participant may be required to withdraw an RMD during an Annual Period in excess of the Guaranteed Income Amount. Any RMD withdrawal initiated by the Participant that exceeds the Guaranteed Income Amount for the Annual Period will be treated as an Excess Withdrawal. If the RMD withdrawal is made under the Automatic RMD Withdrawal Feature of the SecurePath for Life Product, it will not be treated as an Excess Withdrawal.
A Participant may elect the Automatic RMD Withdrawal Feature to ensure that withdrawals of the RMD amount are not potentially treated as Excess Withdrawals when determining the Guaranteed Income Amount for future Annual Periods. This election may be made at the Lock-In Date or thereafter.
Example:

Annual Period:	January 16, Year 1 January 15, Year 2
Guaranteed Income Amount:	$5,000
Required Minimum Distribution (for prior calendar year ):	$10,000
Withdrawal on July 1, Year 1:	$2,500
Withdrawal on September 1, Year 1:	$2,500

In this example, the Participant has established an Automatic RMD Withdrawal Feature, and the applicable RMD amount for Year 1 is determined to be $10,000. The Participant’s Guaranteed Income Amount for the Annual Period running from January 16, Year 1 through January 15, Year 2 is $5,000. The Participant withdraws $2,500 on July 1, of the previous year, and then subsequently withdraws $2,500 on September 1, Year 1. The Participant has therefore withdrawn the full Guaranteed Income Amount for the Annual Period.
During the 4th quarter of each year, the Company will determine whether an adequate RMD amount has been distributed for the applicable calendar year in relation to the Participant’s entire retirement account balance. The Company will then make a distribution of any remaining RMD amount from the Participant’s Account. For a Plan Participant, a distribution may also be made from other investment options available under the Participant’s retirement arrangement held with the Company’s affiliated retirement Plan administrator. This additional RMD amount  will be taken first from other investment options if available, prior to withdrawing funds from the SecurePath for Life Product. Under the example above, assuming that the Participant’s entire retirement plan account is held in the Contract, the Company will make an additional distribution of $5,000 prior to the end of the calendar year. This $5,000 distribution will not be treated as an Excess Withdrawal.
Please note: Election of the Automatic RMD Withdrawal Feature may restrict a Participant’s flexibility to manage required minimum withdrawals across multiple investments. In addition, any RMD amount  taken prior to the Lock-In Date will be considered an Excess Withdrawal.

Portability.  A Plan Contractholder may exercise certain rights under the Contract that may affect Participants, including termination of the Contract, termination of the Plan, or the transfer of the assets held under the Contract to another investment fund. In addition, certain Plans may contain provisions requiring a distribution of a Participant’s Account upon severance from employment. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Product, including the receipt of the Guaranteed Income Amount.
Participants in a Plan may be eligible to rollover to an IRA Contract upon severance from employment or upon termination of the Contract by the Plan Contractholder. Upon rollover of the Account Value to an IRA, the Company will issue a Contract or certificate that reflects the Income Base that the Participant had established under the Plan. If the Participant establishes a Lock-In Date while in Plan, the IRA certificate or Contract will be issued with the same Guaranteed Income Amount. An IRA Contract may not be available to Participants in all states. If a Participant does not rollover the full Account Value in the Contract, the amount withdrawn from the Contract will be treated as a withdrawal and may constitute an Excess Withdrawal, for purposes of calculating the Income Base and the Guaranteed Income Amount that is transferred to the Participant under the IRA Contract.
In the event a Plan Contractholder exercises rights under the Contract that force a distribution to Participants, a Participant who is not otherwise eligible to rollover the Account Value to a SecurePath for Life IRA will receive the greater of the Account Value or the Guarantee Value. Upon such a forced distribution, the Company will waive any minimum investment requirement to establish an IRA. The Guarantee Value shall be calculated based on the present value of the Participant’s future Guaranteed Income Amount payments, determined under specified assumptions as defined in the Glossary.
Settlement Phase.  After the Lock-In Date, a Participant may continue to receive payments of the Guaranteed Income Amount for the lifetime of the Participant (and the Participant’s spouse if joint coverage is elected), even if these cumulative withdrawals reduce the Participant’s Account Value to zero. A Participant enters the “Settlement Phase” during any Annual Period after the Lock-In Date that the Participant’s Account Value declines to zero if the Participant’s Income Base is greater than zero at that time.
During the Settlement Phase, payments of the Guaranteed Income Amount will continue until the death of the Participant (or, if joint coverage has been selected, the death of the Participant’s spouse, if later) but all other rights and benefits under the Contract, including Death Benefits, terminate. A Participant may not make any additional Contributions during the Settlement Phase, and a Participant cannot purchase an annuity option once the Settlement Phase begins.
During the Settlement Phase, the payments of the Guaranteed Income Amount will come directly from the applicable Company. Quarterly statements and other Account information relating to a Participant’s Plan or IRA retirement Account will no longer reflect an investment in the SecurePath for Life Product.

Termination of Benefit..  A Participant’s Guaranteed Income Amount benefit terminates:
  If the Participant takes an Excess Withdrawal that causes the Account Value to be zero;
  Upon the Participant’s death (or the death of the Participant and the Participant’s spouse if joint coverage was elected);
  Upon the Participant’s election to begin receiving a Fixed Annuity;
  Upon the election of the Contractholder to terminate the Contract, provided that a Plan Participant  in the Settlement Phase will continue to receive payments of the Guaranteed Income Amount regardless of termination of the Contract by the Plan Contractholder.

ANNUITIZATION (THE INCOME PHASE)

The SecurePath for Life Product offers a Guaranteed Lifetime Withdrawal Benefit, described under “Guaranteed Income Amount,” which permits a Participant to receive a Guaranteed Income Amount annually for the lifetime of the Participant, first as withdrawals from the Participant’s Account Value and, if necessary, as payments from the Company. A Participant also may elect to purchase one of several Fixed Annuity options available under the Contract. A Participant’s investment in the Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option.
Because of the guaranteed lifetime withdrawal benefit offered under the Product, Participants should carefully consider whether the purchase of a Fixed Annuity Option is appropriate for them. In particular, Participants should consider that the election to purchase a Fixed Annuity option is irrevocable, and that Participants will lose the flexibility to withdraw amounts upon purchase of a Fixed Annuity. Participants should also carefully compare the Guaranteed Income Amount available to be withdrawn by a Participant against the income payments that would be available upon purchase of a Fixed Annuity.
Annuity Purchase Date
The Annuity Purchase Date is the date the Company receives (in good order at the SecurePath Service Center) written notice of a Participant’s election to purchase a Fixed Annuity option. The Accumulation Period and the Participant’s allocation to the applicable Variable Investment Option end on the Annuity Purchase Date. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity. The earliest a Participant may elect to purchase a Fixed Annuity option is upon eligibility to take withdrawals under the terms of the applicable retirement arrangement. The availability of Fixed Annuity options is subject to restrictions on withdrawals from employment-based retirement Plans under the Code or under the terms of the particular Plan. Depending upon the terms of the retirement Plan arrangement, a Participant may not be eligible   to elect a Fixed Annuity Option. For example, certain Plans may permit lump-sum distributions from the Plan upon severance from service, but may not offer annuities as a form of distribution option.
Fixed Annuity
Fixed Annuity payments are not made from the Separate Account assets but are made from the general Account of the Company which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general Account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) nor is the general Account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period.
Fixed Annuity Options
The following Fixed Annuity options may be available:
  Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment.
  Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the Beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.
  Life Annuity With Cash Refund — Annuity payments will be made during the lifetime of the annuitant with the guarantee that, upon the annuitant’s death, if the total payments received are less than the Purchase Payment, any difference is paid in a lump sum to the Beneficiary.
  Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the Beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25, or 30 years.
  Joint and Survivor Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%)  of  this  amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit. If the contingent annuitant dies before the first annuity payment to the annuitant, the annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Joint and Survivor Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.
  Joint and Survivor Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of any number of years between 5 and 20 years inclusive. In the event both annuitants die before the end of the period certain, payments will be made to the designated Beneficiary for the remainder of the period.
The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Joint and Survivor Annuity With Period Certain may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.
The annuity purchase rate will be the rate in effect as declared by the Company on the Annuity Purchase Date, provided that the annuity purchase rates for these Fixed Annuity benefits shall not exceed the maximum rates set forth in the Contract. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Account Value on the Annuity Purchase Date, (ii) the annuity purchase rate applicable on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected. Annuity purchase rates are based on certain actuarial assumptions. As of the date of this prospectus, for newly issued Contracts, the maximum annuity purchase rates assume interest at a rate of 1.00%, and are based on the 2000 Annuity with Projection Mortality Table with respect to assumptions regarding an annuitant’s life expectancy.

Tax-qualified Plans must generally provide by law that if a married Participant does not elect otherwise, and obtain the written consent of the Participant’s spouse, then retirement annuity benefits will be paid in the form of a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living.
Payments to a Beneficiary Following the Annuitant’s Death
If any annuity payment is payable to the Beneficiary after the death of an annuitant on or after the Participant’s Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the Beneficiary. If the benefit is payable to more than one Beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving Beneficiary, the Company shall pay the commuted value of any remaining payments in a lump sum  cash payment to the estate of such last surviving Beneficiary in lieu of any further annuity payments.
Alternatively, the annuitant’s Beneficiary may direct in writing to the Company (at the SecurePath Service Center) that the commuted value of the annuity income payable after the death of the annuitant or contingent annuitant be paid to the Beneficiary in a lump sum. The commuted value referred to above is the present value of any annuity payments to be paid over the portion of the period certain remaining on the date the Company receives (in good order at the SecurePath Service Center) written notice of the Beneficiary’s election to receive the commuted value, discounted at the interest rate (compounded annually) applied to determine the annuity purchase rate of the annuitant’s Fixed Annuity.
Maturity Date
Upon the Maturity Date (the date of the IRA Participant’s 105th birthday, or earlier if required by state law), an IRA Participant’s certificate or interest in the SecurePath for Life Product will automatically mature. An IRA Participant must elect to purchase a Fixed Annuity option prior to the Maturity Date. At the Maturity Date, if no election has been made, an IRA Participant will automatically be converted to a Life Annuity (for single life coverage) or a Joint and Survivor Annuity (for joint coverage) providing annual income equal to the Guaranteed Income Amount.
DEATH BENEFIT

Calculation of Death Benefit
If a Participant dies before purchasing a Fixed Annuity under the Contract, then the Account Value will be paid to the selected Beneficiary (the “Death Benefit”), subject to the terms of any underlying Plan. If the Account Value has been reduced to zero, no Death Benefit is payable.
Beneficiary
The Beneficiary is the person or entity a Participant names to receive any Death Benefit. The Beneficiary is named through documentation signed with the Plan or IRA Account administrator. The Participant may change the Beneficiary at any time before the Participant dies. A change of Beneficiary will take effect on the date the change request form is signed, provided that the form is received in good order at the SecurePath Service Center.
If the Participant elects joint coverage under the SecurePath for Life Product, the spouse must be named as the Beneficiary of the Account.
If a Participant fails to name a Beneficiary, or if the named Beneficiary is deceased at the time of the Participant’s death, the Company may, at its option, pay the Death Benefit in a lump sum to the Participant’s estate.
Payment Options
Under Section 403(b), Section 457 and 408 (IRA) Contracts, and subject to the terms of the Plan or IRA, the Account Value will be paid to the Beneficiary in a lump sum or, if the Beneficiary is under the age of 75 at the time of the Participant’s death, the Beneficiary may elect to have the Account Value applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the Beneficiary in the year received. A Beneficiary should consider the possible tax advantages of electing a Fixed Annuity.
Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan may require payment of the Death Benefit in the form of a “qualified pre-retirement survivor annuity” or other payment method. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for more detailed information.
In addition, the surviving spouse of a Participant that has elected a Lock-In Date and established joint coverage will, absent an alternative election, continue the investment in the SecurePath for Life Product and payments of the Guaranteed Income Amount. Such a surviving spouse has all rights of the deceased Participant, including the ability to name a new Beneficiary, provided that the surviving spouse may not change the form of joint coverage previously elected by the Participant. A surviving spouse of a Participant that has not elected a Lock-In Date may be eligible to continue the investment in the SecurePath for Life Product and elect a Lock-In Date. See Guaranteed Lifetime Withdrawal Benefit.
The information below generally applies to Participants who die after 2019. Post-death required distribution requirements are complex and frequently unclear.  Please consult with your tax advisor for information relating to required post-death distributions for a Participant who died prior to 2020 or for information specific to your own unique situation.
Upon a Participant’s death, if the Participant does not have a beneficiary who is an individual, the Participant’s entire interest in the Contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Participant died before the Participant was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Participant’s death if the Participant died after the Participant was required to begin receiving distributions under the contract. An exception may apply if the beneficiary is a trust and all of the trust beneficiaries are individuals. If the Participant has a Beneficiary, who is an individual, but is not an eligible designated beneficiary, the Participant’s entire interest in the Contract must generally be distributed by the end of the calendar year ending ten years after the date of death. A non-eligible designated beneficiary, will be required to take annual RMDs, if the decedent had attained their Required Beginning Date before death.
If the Participant has a Beneficiary who is an eligible designated beneficiary, the eligible designated beneficiary may choose to receive the Participant’s interest under the contract either:
by the end of the calendar year ending ten years after the date of death as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Participant’s death
An eligible designated beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Participant’s death:
  is the Participant’s spouse
  the Participant’s child who has not reached majority, but any remaining interest must be distributed within 10 years of the child reaches majority is disabled within the meaning of IRC section 72(m)(7)
  is chronically ill individual within the meaning of section 7702BI(2)
  is not more than 10 years younger than the employee
Beginning in 2024, if the Beneficiary is the Participant’s spouse, they may elect to be treated as the employee and distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained the applicable required beginning date age. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s retirement arrangement.
If a lump sum payment is elected, the Account Value will be determined on the Business Day on which a certified copy of the death certificate evidencing the Participant’s death is received by the Company at the applicable SecurePath Service Center. If the Beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Account Value will be determined on the Business Day that the Beneficiary purchases the Fixed Annuity. For Section 401(a) and/or Section 401(k) Contracts, the underlying Plan should be consulted to determine the options available.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.	1.95%
  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
  Benefit may be activated as early as age 55.
  Benefit terminates upon annuitization.
  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Death Benefit	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.	No Charge	Only payable if the Participant dies before the Annuity Purchase Date,

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain portfolio companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies which may be amended from time to time and can be found online at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (866) 287-8388.
The current expenses and performance below reflect fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio Company And Adviser/Subadviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund Advisor: The Vanguard Group, Inc.	0.08%	11.31%	3.82%	5.33%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc (4)	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035Fund Advisor: The Vanguard Group, Inc	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Advisor: The Vanguard Group, Inc	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Advisor: The Vanguard Group, Inc	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.08%	21.41%	9.95%	11.02%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP - Service Class Advisor: BlackRock Investment Management, LLC (2)(3)	0.54%	3.81%	2.91%	1.72%
(1) Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
(2) There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
(3) This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

(4) Not available for New York Contracts.
Note: There are no Portfolios that have been closed to new investments or new investors.

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain portfolio companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies which may be amended from time to time and can be found online at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (866) 287-8388.
The current expenses and performance below reflect fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
Investment Objective	Portfolio Company And Adviser/Subadviser (1)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund Advisor: The Vanguard Group, Inc.	0.08%	11.31%	3.82%	5.33%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc (4)	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035Fund Advisor: The Vanguard Group, Inc	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Advisor: The Vanguard Group, Inc	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Advisor: The Vanguard Group, Inc	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.08%	21.41%	9.95%	11.02%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP - Service Class Advisor: BlackRock Investment Management, LLC (2)(3)	0.54%	3.81%	2.91%	1.72%
(1) Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
(2) There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
(3) This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

(4) Not available for New York Contracts.
Note: There are no Portfolios that have been closed to new investments or new investors.

Transamerica BlackRock Government Money Market VP - Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Transamerica BlackRock Government Money Market VP - Service Class	[4],[5],[6]
Portfolio Company Adviser [Text Block]	BlackRock Investment Management, LLC	[4],[5],[6]
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	3.81%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	1.72%
Vanguard Target Retirement 2020 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4],[7]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
Vanguard Target Retirement 2025 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.87%
Vanguard Target Retirement 2030 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.66%
Vanguard Target Retirement 2035Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	9.40%
Vanguard Target Retirement 2040 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	10.13%
Vanguard Target Retirement 2045 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.99%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Vanguard Target Retirement 2050 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide capital appreciation and current income consistent with its current asset allocation
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Vanguard Target Retirement Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund	[4]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[4]
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Administrative Fees [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.45%
Other Annual Expense (of Average Account Value), Current [Percent]	0.45%
Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	Only payable if the Participant dies before the Annuity Purchase Date,
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
DEATH BENEFIT
Calculation of Death Benefit
If a Participant dies before purchasing a Fixed Annuity under the Contract, then the Account Value will be paid to the selected Beneficiary (the “Death Benefit”), subject to the terms of any underlying Plan. If the Account Value has been reduced to zero, no Death Benefit is payable.
Beneficiary
The Beneficiary is the person or entity a Participant names to receive any Death Benefit. The Beneficiary is named through documentation signed with the Plan or IRA Account administrator. The Participant may change the Beneficiary at any time before the Participant dies. A change of Beneficiary will take effect on the date the change request form is signed, provided that the form is received in good order at the SecurePath Service Center.
If the Participant elects joint coverage under the SecurePath for Life Product, the spouse must be named as the Beneficiary of the Account.
If a Participant fails to name a Beneficiary, or if the named Beneficiary is deceased at the time of the Participant’s death, the Company may, at its option, pay the Death Benefit in a lump sum to the Participant’s estate.
Payment Options
Under Section 403(b), Section 457 and 408 (IRA) Contracts, and subject to the terms of the Plan or IRA, the Account Value will be paid to the Beneficiary in a lump sum or, if the Beneficiary is under the age of 75 at the time of the Participant’s death, the Beneficiary may elect to have the Account Value applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the Beneficiary in the year received. A Beneficiary should consider the possible tax advantages of electing a Fixed Annuity.
Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan may require payment of the Death Benefit in the form of a “qualified pre-retirement survivor annuity” or other payment method. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for more detailed information.
In addition, the surviving spouse of a Participant that has elected a Lock-In Date and established joint coverage will, absent an alternative election, continue the investment in the SecurePath for Life Product and payments of the Guaranteed Income Amount. Such a surviving spouse has all rights of the deceased Participant, including the ability to name a new Beneficiary, provided that the surviving spouse may not change the form of joint coverage previously elected by the Participant. A surviving spouse of a Participant that has not elected a Lock-In Date may be eligible to continue the investment in the SecurePath for Life Product and elect a Lock-In Date. See Guaranteed Lifetime Withdrawal Benefit.
The information below generally applies to Participants who die after 2019. Post-death required distribution requirements are complex and frequently unclear.  Please consult with your tax advisor for information relating to required post-death distributions for a Participant who died prior to 2020 or for information specific to your own unique situation.
Upon a Participant’s death, if the Participant does not have a beneficiary who is an individual, the Participant’s entire interest in the Contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Participant died before the Participant was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Participant’s death if the Participant died after the Participant was required to begin receiving distributions under the contract. An exception may apply if the beneficiary is a trust and all of the trust beneficiaries are individuals. If the Participant has a Beneficiary, who is an individual, but is not an eligible designated beneficiary, the Participant’s entire interest in the Contract must generally be distributed by the end of the calendar year ending ten years after the date of death. A non-eligible designated beneficiary, will be required to take annual RMDs, if the decedent had attained their Required Beginning Date before death.
If the Participant has a Beneficiary who is an eligible designated beneficiary, the eligible designated beneficiary may choose to receive the Participant’s interest under the contract either:
by the end of the calendar year ending ten years after the date of death as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Participant’s death
An eligible designated beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Participant’s death:
  is the Participant’s spouse
  the Participant’s child who has not reached majority, but any remaining interest must be distributed within 10 years of the child reaches majority is disabled within the meaning of IRC section 72(m)(7)
  is chronically ill individual within the meaning of section 7702BI(2)
  is not more than 10 years younger than the employee
Beginning in 2024, if the Beneficiary is the Participant’s spouse, they may elect to be treated as the employee and distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained the applicable required beginning date age. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s retirement arrangement.
If a lump sum payment is elected, the Account Value will be determined on the Business Day on which a certified copy of the death certificate evidencing the Participant’s death is received by the Company at the applicable SecurePath Service Center. If the Beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Account Value will be determined on the Business Day that the Beneficiary purchases the Fixed Annuity. For Section 401(a) and/or Section 401(k) Contracts, the underlying Plan should be consulted to determine the options available.

Guaranteed Income Benefit Charge [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.40%	[8]
Other Annual Expense (of Average Account Value), Current [Percent]	0.90%	[8]
Guaranteed Lifetime Withdrawal Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Purpose of Benefit [Text Block]	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.
Standard Benefit Expense, Maximum [Dollars]	$ 1.95
Brief Restrictions / Limitations [Text Block]
  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
  Benefit may be activated as early as age 55.
  Benefit terminates upon annuitization.
  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Name of Benefit [Text Block]	Guaranteed Lifetime Withdrawal Benefit
Operation of Benefit [Text Block]
Guaranteed Lifetime Withdrawal Benefit
The SecurePath for Life product guarantees a Participant’s ability to receive a designated amount (called the “Guaranteed Income Amount”) from the SecurePath for Life Product during each Annual Period for life, first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount is the maximum amount that can be withdrawn annually without affecting future Guaranteed Income Amounts and is calculated by reference to a percentage of a value, called the Income Base. The Income Base is equal to the initial Contribution to the Variable Investment Option, and is thereafter increased by subsequent Contributions and reduced for certain withdrawals that are considered to be Excess Withdrawals. On the Annual Step-Up, if the Participant’s Account Value exceeds the current Income Base, then the Income Base will be increased to the Participant’s Account Value.
The SecurePath for Life Product is designed to provide an annual income amount for life and may be appropriate for investors who intend to make periodic withdrawals from their Account, and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income.
Please note:
A Participant cannot carryover any portion of his/her Guaranteed Income Amount that is not withdrawn during an Annual Period for withdrawal in a future Annual Period. This means that if a Participant does not take the full Guaranteed Income Amount during an Annual Period, then that Participant cannot take more than the Guaranteed Income Amount in the next Annual Period without affecting the Income Base used to calculate the Guaranteed Income Amount.
A Participant’s investment in the SecurePath for Life Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option. See “Annuity Options- (The Income Phase).”
Income Base. The Income Base is used to calculate the Guaranteed Income Amount that a Participant will be entitled to receive. The Income Base is not a cash value, a surrender value, or a Death Benefit. It is not available for withdrawal, is not a minimum return for a Variable Investment Option, and is not a guarantee of Account Value.
When a Participant contributes to a Variable Investment Option, the initial Income Base is equal to the Account Value. The Income Base is subsequently increased by each Contribution made to the SecurePath for Life Product, including new Contributions and transfers made from other investment options available in the Participant’s retirement Account. The Income Base is subsequently reduced due to a Participant’s withdrawal from the SecurePath for Life Product to the extent it is an Excess Withdrawal (see Withdrawals below). Transfers out of the SecurePath for Life Product to other investment options offered in a retirement Plan or IRA constitute withdrawals for the purposes of this determination.
Each Excess Withdrawal reduces the Income Base by the amount of the “Income Base Adjustment.” The Income Base Adjustment equals the greater of (a) the amount of the Excess Withdrawal, or (b) the amount of the Excess Withdrawal multiplied by the ratio of the Income Base (before the Excess Withdrawal) to the Account Value (before the Account Value is reduced by the amount of the Excess Withdrawal). The Income Base Adjustment may reduce the Income Base by more than the dollar amount of the Excess Withdrawal; in particular, the Income Base Adjustment will be greater than the Excess Withdrawal if the Participant’s Account Value is  less than the Income Base. A Participant with an Income Base significantly higher than the Participant’s Account Value should consider that there will be a significant reduction to the value of the guaranteed lifetime withdrawal benefit as a result of an Excess Withdrawal. An Excess Withdrawal that reduces a Participant’s Income Base to zero terminates the guaranteed lifetime withdrawal benefit.
If the Account Value is greater than the current Income Base on the Participant’s birthday (or the next Business Day after the Participant’s birthday, if not a Business Day), then the Participant’s Income Base will be re-set to equal the Account Value on that date. The date of this annual adjustment to the Income Base is referred to as the “Annual Step-Up.”
To see several examples of how the Income Base is calculated, see Example 1 in the section titled Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.
Timing of Income Base Updates.  Transactions effecting a change in a Participant’s Income Base will be reflected in the Income Base calculation generally within 48 hours. Participants seeking to establish a Lock-In Date are advised to confirm the applicable Income Base and Guaranteed Income Amount with the Company, if they have made a Contribution or withdrawal within the past 48 hours. Participants that make Contributions or withdrawals within 48 hours of a scheduled withdrawal of the Guaranteed Income Amount may not see any applicable increase or decrease in the Guaranteed Income Amount reflected until the next scheduled Guaranteed Income Amount withdrawal.
Guaranteed Income Rate Table  The Company may maintain one or more Guaranteed Income Rate Tables, each of which sets forth a series of percentage rates called the Guaranteed Income Rates. The Guaranteed Income Rates vary depending on the Participant’s Benefit Age and whether the Participant has elected single life or joint coverage. Each Contribution that a Participant makes will be attached to a Guaranteed Income Rate Table at the time of the Contribution.
The Guaranteed Income Rate Table currently in effect as of the date of this prospectus is set forth below. The Company reserves the right to establish one or more new Guaranteed Income Rate Tables, under which the Guaranteed Income Rates could be increased or reduced, depending upon changes in the interest rate environment and overall market conditions. The Company will provide at least 30 days’ prior written notice of any change to the Guaranteed Income Rate Table. Any change to the Guaranteed Income Rate Table will not be applied to existing Contributions, and will only affect future Incremental Contributions to the Contract (as further described below).

Age at Lock-In Date	Single Life	Joint Coverage(1)(2)	Age at Lock-In Date	Single Life	Joint Coverage(1)(2)
< 50	N/A	N/A	65	4.50%	4.00%
50-54	N/A	3.00%	66	4.60%	4.10%
55	3.50%	3.00%	67	4.70%	4.20%
56	3.60%	3.10%	68	4.80%	4.30%
57	3.70%	3.20%	69	4.90%	4.40%
58	3.80%	3.30%	70	5.00%	4.50%
59	3.90%	3.40%	70	5.10%	4.60%
60	4.00%	3.50%	72	5.20%	4.70%
61	4.10%	3.60%	73	5.30%	4.80%
62	4.20%	3.70%	74	5.40%	4.90%
63	4.30%	3.80%	75	5.50%	5.00%
64	4.40%	3.90%
(1) Based upon the age of the Younger Spouse
(2) A Participant must attain age 55 to elect a Lock-In Date, and a spouse must attain age 50 for a participant to elect a Lock-In Date under Joint Coverage.
For any Contribution after the Company has established more than one Guaranteed Income Rate Table, the Guaranteed Income Rate Table that applies to the Contribution will depend on whether it is an “Incremental Contribution”, which is that portion of a Contribution that exceeds all Outstanding Excess Withdrawals at the  time of Contribution. Outstanding Excess Withdrawals are equal to the total amount of outstanding Excess Withdrawals that have not been “paid back” by a subsequent Contribution. For avoidance of doubt, a Participant’s initial Contribution to the SecurePath for Life Product is an Incremental Contribution.
An Incremental Contribution will be attached to the Guaranteed Income Rate Table in effect at the time of the Incremental Contribution. A Contribution (or any portion of that Contribution) that is not an Incremental Contribution will be attached to the Blended Guaranteed Income Rate calculated as of the Participant’s last Incremental Contribution.
Blended Guaranteed Income Rate. A Participant’s Blended Guaranteed Income Rate will initially be determined when the Participant chooses to lock-in the guaranteed lifetime withdrawal benefit on the Lock-In Date, and is calculated based upon the weighted average of the Guaranteed Income Rates applicable to each Incremental Contribution made to the Contract (which Guaranteed Income Rates will be different if the Participant has contributed under different Guaranteed Income Rate Tables). The Guaranteed Income Rate applicable to an Incremental Contribution depends on the applicable Guaranteed Income Rate Table at the time the Incremental Contribution was made, the Participant’s Benefit Age on the Lock-In Date (or at the time of the Incremental Contribution if it is made after the Lock-In Date), and whether the Participant has elected single life or joint coverage. The calculation of the Blended Guaranteed Income Rate is designed to prevent Participants from making Excess Withdrawals solely to re-deposit as a Contribution at a higher Guaranteed Income Rate. Because of this feature, Participants should note that a Contribution may be attached to a Guaranteed Income Rate different than that in the currently effective Guaranteed Income Rate Table if the Participant has made previous Excess Withdrawals.
The Blended Guaranteed Income Rate will be calculated pursuant to the following formula:
(A+B+C…)	divided by the Sum of All Incremental Contributions (after giving effect to the new Incremental Contributions), where

A =	Sum of Incremental Contributions under Guaranteed Income Rate Table 1 multiplied by the applicable Guaranteed Income Rate under Table 1
B =	Sum of Incremental Contributions under Guaranteed Income Rate Table 2 multiplied by the applicable Guaranteed Income Rate under Table 2
C =	Sum of Incremental Contributions under Guaranteed Income Rate Table 3 multiplied by the applicable Guaranteed Income Rate under Table 3
The Blended Guaranteed Income Rate is calculated based upon the Guaranteed Income Rate Table attached to each Incremental Contribution; increases in the Income Base due to the Annual Step-Up are not considered Contributions and are not considered in calculating the Blended Guaranteed Income Rate.
To see several examples of how the Blended Guaranteed Income Rate is calculated, see Example 2 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
If the Participant does not have any Outstanding Excess Withdrawals, then the Guaranteed Income Rate applied to Contributions made after the Lock-In Date is based on the Participant’s Benefit Age at the time of the additional Incremental Contribution and the Guaranteed Income Rate Table then in effect. See Contributions After the Lock-In Date for further information regarding the calculation of the Blended Guaranteed Income Rate if Contributions are made after the Lock-In Date.
Lock-In of Guaranteed Income Amount  The Guaranteed Income Amount will initially be determined on the Lock-In Date, based on the Blended Guaranteed Income Rate multiplied by the Income Base. The Guaranteed Income Amount must equal at least $250. The Guaranteed Income Amount will subsequently be recalculated based on any change in the Income Base or the Blended Guaranteed Income Rate due to Contributions, Excess Withdrawals or the Annual Step-Up.
The Guaranteed Income Amount is the amount that the Company guarantees that a Participant will receive annually for life after the Lock-In Date, first as withdrawals from the Account Value and, if necessary, as payments from the Company. A Participant can receive a payment equal to the Guaranteed Income Amount during each Annual Period, even if market performance and/or previous withdrawals consisting solely of the annual Guaranteed Income Amount have reduced that Participant’s Account Value to $0. Before the Lock-In Date, the Guaranteed Income Amount is zero.
A Participant must be at least age 55 and, if applicable, must be entitled to make withdrawals under the terms of any applicable Plan to elect a Lock-In Date. A spouse must also attain age 50 for a Participant to elect a Lock-In Date and establish joint coverage. Typically, a Plan Participant must have retired or terminated employment to begin taking withdrawals of the Guaranteed Income Amount after the Lock-In Date. For some Plans, a Plan Participant may elect to take so-called “in-service” withdrawals from the Plan while continuing to be employed, provided that the Participant is at least age 59 ½. A Participant seeking to establish a Lock-In Date and take in-service withdrawals of the Guaranteed Income Amount must be fully vested in his or her Account Value in the SecurePath for Life Product under the terms of the applicable Plan. Once elected, a lock-In Date cannot be changed.
At the Lock-In Date, the Participant must make the following elections: (i) to establish joint or single life coverage; and (ii) to establish the automated payment schedule for withdrawals of the Guaranteed Income Amount (monthly, quarterly, or annually). If the Participant’s Plan is subject to spousal consent rules, the Participant must obtain a notarized spousal consent to the withdrawals of the Guaranteed Income Amount, in accordance with the provisions of the Plan. The foregoing elections and consents must be made in writing on the applicable Lock-In form provided by the SecurePath for Life Service Center.
Contributions After the Lock-In Date . After the Lock-In Date, a Participant may make additional Contributions to the Account, subject to a minimum Contribution of $5,000 under a Plan or $2,000 for an IRA. Additional Contributions will be applied to increase the Guaranteed Income Amount. The new Guaranteed Income Amount will be equal to the Income Base (after giving effect to the additional Contribution) multiplied by the then-effective Blended Guaranteed Income Rate. A Contribution after the Lock-In Date may change the Blended Guaranteed Income Rate. The portion of  the new Contribution that is an incremental Contribution (meaning that portion which is greater than Outstanding Excess Withdrawals) will be: (i) attached to the Guaranteed Income Rate Table then in effect; and (ii) will  receive the Guaranteed Income Rate from that table that would apply based upon the Participant’s Benefit Age at the time of the Incremental Contribution. If the Participant makes an Incremental Contribution after the Lock-In Date after attaining a higher Benefit Age, the Participant will receive the benefit of the higher Guaranteed   Income Rate applicable to that Benefit Age under the then-effective Guaranteed Income Rate Table.
To see several examples of the impact of Contributions made after the Lock-In Date, see Example 3 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
Election of Joint Coverage.  On the Lock-In Date, a Participant must make an election to establish joint or single life coverage. Joint coverage provides a Participant and the Participant’s spouse with the Guaranteed Income Amount annually, until the later of the death of the Participant or the Participant’s spouse. A Participant may elect joint coverage provided that he or she has attained the minimum age of 55 years old, and the Participant’s spouse is at least 50 years old, on the Lock-In Date. There is no additional charge for joint coverage, but a lower Guaranteed Income Rate will apply if a Participant elects joint coverage. In addition, the Guaranteed Income Rate will be based on the Participant’s Benefit Age, which is the age of the younger of the Participant or the Participant’s spouse if joint coverage applies.
Example:

Your age:	67
Your spouse’s age:	56
Benefit Age:	56
Income Base as of Lock-In Date:	100,000
Guaranteed Income Rate* (from Table above):	3.10%
Guaranteed Income Amount:	$3,100
*  Example assumes no changes to the Guaranteed Income Rate Table during the times of Contributions.
Joint coverage can only apply to the person a Participant is legally married to, including a same-gender spouse, on the Lock-In Date. Additionally, joint coverage can only apply in a retirement Account if the spouse has also been designated as the Beneficiary of the Plan or IRA Account. The Company must receive proof of marriage and proof of the spouse’s age in order to establish joint coverage. However, for Plan Participants, the Plan rules control whether an individual is recognized as a spouse and is therefore eligible for the joint benefit.
The election to establish joint coverage is irrevocable after the Lock-In Date, and a Participant may not add or remove joint coverage after the Lock-In Date. Joint coverage will not apply to a new spouse that a Participant marries after the Lock-In Date, following divorce or the death of a spouse. If a Participant divorces the designated spouse, the Account Value and the applicable Income Base will be allocated between the Participant and the designated spouse as directed by court decree or other valid legal order.
If a Participant has maintained an investment in the SecurePath for Life Product, and dies before establishing a Lock-In Date, the assets in the Account will be held in the name of the surviving Beneficiary that has been directed. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s Plan or IRA. If the surviving spouse maintains an investment in the Contract, the Participant’s Birthday will continue to be used to determine Annual Step-Ups. The surviving spouse will be entitled to elect a Lock-In Date after attaining the age of 55. At the Lock-In Date, the Guaranteed Income Rate will be determined based upon the surviving spouse’s age, using the joint coverage rate provided in the applicable Guaranteed Income Rate Table(s). If permitted by the terms of the Plan or IRA, the surviving spouse may also elect to take a complete withdrawal of the Account Value, and re-establish an Account under the SecurePath for Life Product in the surviving spouse’s own name. A surviving Beneficiary other than a spouse will only be entitled to receive the Account Value upon distribution of the retirement Account.
Withdrawals. A Participant may withdraw amounts from the Account at any time subject to the terms of the retirement Plan arrangement (See “Tax Information”). However, as described above, withdrawals made before the Lock-In Date will reduce the Income Base and will be treated as Excess Withdrawals.
In addition, once a Participant has established the Lock-In Date and is entitled to receive the Guaranteed Income Amount annually, withdrawals in excess of the Guaranteed Income Amount during an Annual Period will be Excess Withdrawals (subject to the exception for certain required minimum distributions described under “Required Minimum Distributions”) and will also reduce the Income Base and therefore the Guaranteed Income Amount for future years. For purposes of withdrawing the Guaranteed Income Amount, the applicable Annual Period will commence on the Participant’s birthday and end on the last Business Day preceding the Participant’s next birthday. If a Participant takes an Excess Withdrawal during an Annual Period, the Guaranteed Income Amount will be reduced to an amount equal to the Blended Guaranteed Income Rate multiplied by the Income Base, after giving effect to the Income Base Adjustment caused by the Excess Withdrawal.
An Excess Withdrawal that has the effect of reducing a Participant’s Income Base to zero will terminate the guaranteed lifetime withdrawal benefit.
An example relating to the withdrawal of the Guaranteed Income Amount is provided below. The example assumes that all Contributions are made under the currently effective Guaranteed Income Rate Table.
To see an example of the impact of taking a Withdrawal after the Lock-In Date, see Example 4 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
A withdrawal of the Guaranteed Income Amount may consist of (a) an actual withdrawal of funds out of the Plan or IRA, (b) a transfer of funds out of the SecurePath for Life Product into another investment option available within the Plan or IRA, or (c) a forfeiture of an unvested employer Contribution directed to the SecurePath for Life Product. A Participant withdrawing funds from a Plan or IRA may be required to provide directions relating to the applicable investment options from which the withdrawal must be taken. In the absence of specific directions, the Plan or IRA administrator will withdraw assets from the funds available within the Plan or IRA in accordance with an established withdrawal sequence, which may withdraw amounts from the SecurePath for Life Product.
Required Minimum Distributions.  Required Minimum Distributions (“RMDs”) are minimum amounts that a retirement Account owner must withdraw annually, generally starting upon attaining their Required Beginning Date. In certain circumstances, a Participant may be required to withdraw an RMD during an Annual Period in excess of the Guaranteed Income Amount. Any RMD withdrawal initiated by the Participant that exceeds the Guaranteed Income Amount for the Annual Period will be treated as an Excess Withdrawal. If the RMD withdrawal is made under the Automatic RMD Withdrawal Feature of the SecurePath for Life Product, it will not be treated as an Excess Withdrawal.
A Participant may elect the Automatic RMD Withdrawal Feature to ensure that withdrawals of the RMD amount are not potentially treated as Excess Withdrawals when determining the Guaranteed Income Amount for future Annual Periods. This election may be made at the Lock-In Date or thereafter.
Example:

Annual Period:	January 16, Year 1 January 15, Year 2
Guaranteed Income Amount:	$5,000
Required Minimum Distribution (for prior calendar year ):	$10,000
Withdrawal on July 1, Year 1:	$2,500
Withdrawal on September 1, Year 1:	$2,500
In this example, the Participant has established an Automatic RMD Withdrawal Feature, and the applicable RMD amount for Year 1 is determined to be $10,000. The Participant’s Guaranteed Income Amount for the Annual Period running from January 16, Year 1 through January 15, Year 2 is $5,000. The Participant withdraws $2,500 on July 1, of the previous year, and then subsequently withdraws $2,500 on September 1, Year 1. The Participant has therefore withdrawn the full Guaranteed Income Amount for the Annual Period.
During the 4th quarter of each year, the Company will determine whether an adequate RMD amount has been distributed for the applicable calendar year in relation to the Participant’s entire retirement account balance. The Company will then make a distribution of any remaining RMD amount from the Participant’s Account. For a Plan Participant, a distribution may also be made from other investment options available under the Participant’s retirement arrangement held with the Company’s affiliated retirement Plan administrator. This additional RMD amount  will be taken first from other investment options if available, prior to withdrawing funds from the SecurePath for Life Product. Under the example above, assuming that the Participant’s entire retirement plan account is held in the Contract, the Company will make an additional distribution of $5,000 prior to the end of the calendar year. This $5,000 distribution will not be treated as an Excess Withdrawal.
Please note: Election of the Automatic RMD Withdrawal Feature may restrict a Participant’s flexibility to manage required minimum withdrawals across multiple investments. In addition, any RMD amount  taken prior to the Lock-In Date will be considered an Excess Withdrawal.
Portability.  A Plan Contractholder may exercise certain rights under the Contract that may affect Participants, including termination of the Contract, termination of the Plan, or the transfer of the assets held under the Contract to another investment fund. In addition, certain Plans may contain provisions requiring a distribution of a Participant’s Account upon severance from employment. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Product, including the receipt of the Guaranteed Income Amount.
Participants in a Plan may be eligible to rollover to an IRA Contract upon severance from employment or upon termination of the Contract by the Plan Contractholder. Upon rollover of the Account Value to an IRA, the Company will issue a Contract or certificate that reflects the Income Base that the Participant had established under the Plan. If the Participant establishes a Lock-In Date while in Plan, the IRA certificate or Contract will be issued with the same Guaranteed Income Amount. An IRA Contract may not be available to Participants in all states. If a Participant does not rollover the full Account Value in the Contract, the amount withdrawn from the Contract will be treated as a withdrawal and may constitute an Excess Withdrawal, for purposes of calculating the Income Base and the Guaranteed Income Amount that is transferred to the Participant under the IRA Contract.
In the event a Plan Contractholder exercises rights under the Contract that force a distribution to Participants, a Participant who is not otherwise eligible to rollover the Account Value to a SecurePath for Life IRA will receive the greater of the Account Value or the Guarantee Value. Upon such a forced distribution, the Company will waive any minimum investment requirement to establish an IRA. The Guarantee Value shall be calculated based on the present value of the Participant’s future Guaranteed Income Amount payments, determined under specified assumptions as defined in the Glossary.
Settlement Phase.  After the Lock-In Date, a Participant may continue to receive payments of the Guaranteed Income Amount for the lifetime of the Participant (and the Participant’s spouse if joint coverage is elected), even if these cumulative withdrawals reduce the Participant’s Account Value to zero. A Participant enters the “Settlement Phase” during any Annual Period after the Lock-In Date that the Participant’s Account Value declines to zero if the Participant’s Income Base is greater than zero at that time.
During the Settlement Phase, payments of the Guaranteed Income Amount will continue until the death of the Participant (or, if joint coverage has been selected, the death of the Participant’s spouse, if later) but all other rights and benefits under the Contract, including Death Benefits, terminate. A Participant may not make any additional Contributions during the Settlement Phase, and a Participant cannot purchase an annuity option once the Settlement Phase begins.
During the Settlement Phase, the payments of the Guaranteed Income Amount will come directly from the applicable Company. Quarterly statements and other Account information relating to a Participant’s Plan or IRA retirement Account will no longer reflect an investment in the SecurePath for Life Product.
Termination of Benefit..  A Participant’s Guaranteed Income Amount benefit terminates:
  If the Participant takes an Excess Withdrawal that causes the Account Value to be zero;
  Upon the Participant’s death (or the death of the Participant and the Participant’s spouse if joint coverage was elected);
  Upon the Participant’s election to begin receiving a Fixed Annuity;
  Upon the election of the Contractholder to terminate the Contract, provided that a Plan Participant  in the Settlement Phase will continue to receive payments of the Guaranteed Income Amount regardless of termination of the Contract by the Plan Contractholder.
ANNUITIZATION (THE INCOME PHASE)
The SecurePath for Life Product offers a Guaranteed Lifetime Withdrawal Benefit, described under “Guaranteed Income Amount,” which permits a Participant to receive a Guaranteed Income Amount annually for the lifetime of the Participant, first as withdrawals from the Participant’s Account Value and, if necessary, as payments from the Company. A Participant also may elect to purchase one of several Fixed Annuity options available under the Contract. A Participant’s investment in the Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option.
Because of the guaranteed lifetime withdrawal benefit offered under the Product, Participants should carefully consider whether the purchase of a Fixed Annuity Option is appropriate for them. In particular, Participants should consider that the election to purchase a Fixed Annuity option is irrevocable, and that Participants will lose the flexibility to withdraw amounts upon purchase of a Fixed Annuity. Participants should also carefully compare the Guaranteed Income Amount available to be withdrawn by a Participant against the income payments that would be available upon purchase of a Fixed Annuity.
Annuity Purchase Date
The Annuity Purchase Date is the date the Company receives (in good order at the SecurePath Service Center) written notice of a Participant’s election to purchase a Fixed Annuity option. The Accumulation Period and the Participant’s allocation to the applicable Variable Investment Option end on the Annuity Purchase Date. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity. The earliest a Participant may elect to purchase a Fixed Annuity option is upon eligibility to take withdrawals under the terms of the applicable retirement arrangement. The availability of Fixed Annuity options is subject to restrictions on withdrawals from employment-based retirement Plans under the Code or under the terms of the particular Plan. Depending upon the terms of the retirement Plan arrangement, a Participant may not be eligible   to elect a Fixed Annuity Option. For example, certain Plans may permit lump-sum distributions from the Plan upon severance from service, but may not offer annuities as a form of distribution option.
Fixed Annuity
Fixed Annuity payments are not made from the Separate Account assets but are made from the general Account of the Company which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general Account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) nor is the general Account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this prospectus that relate to the Fixed Annuity payments and interests in the general account. Disclosures regarding Fixed Annuity payments and the general account in this prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period.
Fixed Annuity Options
The following Fixed Annuity options may be available:
  Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment.
  Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the Beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.
  Life Annuity With Cash Refund — Annuity payments will be made during the lifetime of the annuitant with the guarantee that, upon the annuitant’s death, if the total payments received are less than the Purchase Payment, any difference is paid in a lump sum to the Beneficiary.
  Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the Beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25, or 30 years.
  Joint and Survivor Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%)  of  this  amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit. If the contingent annuitant dies before the first annuity payment to the annuitant, the annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Joint and Survivor Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.
  Joint and Survivor Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of any number of years between 5 and 20 years inclusive. In the event both annuitants die before the end of the period certain, payments will be made to the designated Beneficiary for the remainder of the period.
The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Joint and Survivor Annuity With Period Certain may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.
The annuity purchase rate will be the rate in effect as declared by the Company on the Annuity Purchase Date, provided that the annuity purchase rates for these Fixed Annuity benefits shall not exceed the maximum rates set forth in the Contract. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Account Value on the Annuity Purchase Date, (ii) the annuity purchase rate applicable on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected. Annuity purchase rates are based on certain actuarial assumptions. As of the date of this prospectus, for newly issued Contracts, the maximum annuity purchase rates assume interest at a rate of 1.00%, and are based on the 2000 Annuity with Projection Mortality Table with respect to assumptions regarding an annuitant’s life expectancy.
Tax-qualified Plans must generally provide by law that if a married Participant does not elect otherwise, and obtain the written consent of the Participant’s spouse, then retirement annuity benefits will be paid in the form of a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living.
Payments to a Beneficiary Following the Annuitant’s Death
If any annuity payment is payable to the Beneficiary after the death of an annuitant on or after the Participant’s Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the Beneficiary. If the benefit is payable to more than one Beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving Beneficiary, the Company shall pay the commuted value of any remaining payments in a lump sum  cash payment to the estate of such last surviving Beneficiary in lieu of any further annuity payments.
Alternatively, the annuitant’s Beneficiary may direct in writing to the Company (at the SecurePath Service Center) that the commuted value of the annuity income payable after the death of the annuitant or contingent annuitant be paid to the Beneficiary in a lump sum. The commuted value referred to above is the present value of any annuity payments to be paid over the portion of the period certain remaining on the date the Company receives (in good order at the SecurePath Service Center) written notice of the Beneficiary’s election to receive the commuted value, discounted at the interest rate (compounded annually) applied to determine the annuity purchase rate of the annuitant’s Fixed Annuity.
Maturity Date
Upon the Maturity Date (the date of the IRA Participant’s 105th birthday, or earlier if required by state law), an IRA Participant’s certificate or interest in the SecurePath for Life Product will automatically mature. An IRA Participant must elect to purchase a Fixed Annuity option prior to the Maturity Date. At the Maturity Date, if no election has been made, an IRA Participant will automatically be converted to a Life Annuity (for single life coverage) or a Joint and Survivor Annuity (for joint coverage) providing annual income equal to the Guaranteed Income Amount.

Mortality and Expense Risk Fees [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.10%
Other Annual Expense (of Average Account Value), Current [Percent]	0.10%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including loss of principal.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss. You can lose money by purchasing this Contract, including loss of your original investment. The Contract is not a deposit or obligation or, or guaranteed or endorsed by any bank. It is not federally insured  by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax-exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation Contracts.
	The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk as Short-Term Investment Vehicle. The Contract is not intended to serve as a short-term investment vehicle and appropriate if you are seeking retirement income or you want to meet other long-term objectives. You should discuss with your financial professional whether the Contract is appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that you will be invested before making an investment decision.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An investment in the Contract is subject to the risks related to theompany. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about the Company, including our financial strength ratings, is available by visiting www.trsretire.com or calling toll-free (866) 287-8388.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Insurance Company Risk. Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look at our strength with regard to such guarantees. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account.

Business Continuity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Business Continuity Risks
Our business operations maybe adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID-19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity Plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cybersecurity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.

Investment and Asset Allocation Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment and Asset Allocation Risks. Because your Account Value will be invested in a single Variable Account Option, you are assuming investment risk, which means that you bear the risk of poor performance of the Variable Investment Option that you are invested in.  The risk of loss varies with each Underlying Fund. This risk could have a negative impact on the Guaranteed Income Amount available under the Contract. The Underlying Fund for each Variable Investment Option is a target date fund that allocates its assets among other mutual funds and that becomes more conservative as it nears the target retirement date.  As result, each Underlying Fund is subject to asset allocation risk, which is the chance that the selection of underlying mutual funds by an Underlying Fund, and the allocation of assets to them, will cause the Underlying Fund to underperform other funds with a similar investment objective.

Investment Restrictions [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Investment Restrictions. Because the Contract includes the Guaranteed Lifetime Withdrawal Benefit, you are restricted from selecting a Variable Investment Option.  Instead, your Account Value will be invested in a Variable Investment Option that is based on your birth year, and you will not be able to transfer Account Value to any other Variable Investment Options available under the Contract.  This restriction is intended to protect us financially, in that it reduces the likelihood that we will have to pay guaranteed benefits from our own assets. This restriction could result in an opportunity cost–in the form of Underlying Funds that you did not invest in that ultimately generated superior investment performance. Thus, you should consider the Underlying Fund restriction when deciding whether to purchase the Contract.

Retirement Plan Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Retirement Plan Risk. If you are a participant in a Plan, your Plan, as the Contractholder, may exercise certain rights under the Contract that may affect you, including termination of the Contract or termination of the Plan. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Contract, including the receipt of the Guaranteed Income Amount.

Risks of Fee and Expense Increases [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks of Fee and Expense Increases. You should consider the Contract’s investment and income benefits as well as its costs. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Risks of Managing General Account Assets [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. It is important to know that if you are purchasing the Contract with assets in a qualified Plan or IRA, those assets are already tax-deferred and that tax deferral feature of the Contract does not provide an additional benefit to that already offered by your Plan or IRA.

Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Withdrawal Risk. You should carefully consider the potential negative impacts of withdrawals from the Contract.  In addition to the potential tax consequences of early withdrawals, which are discussed below, the amount of future income you may receive under the Guaranteed Lifetime Withdrawal Benefit will be reduced when you take a withdrawal prior to the Lock-In Date or if you take withdrawals in excess of the Guaranteed Income Amount for a given year.  A total withdrawal (surrender) will result in the termination of your Contract.

[1]	As a percentage of average Account Value.
[2]	As a percentage of Portfolio Company assets.
[3]
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.

[4]	Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
[5]	There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
[6]	This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.
[7]	Not available for New York Contracts.
[8]	The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.